Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - DiamiR Biosciences Corp. [Member] - USD ($)	May 31, 2025	May 31, 2024
Convertible Notes Payable [Line Items]
Convertible notes payable	$ 957,662	$ 614,182
Executive Officer [Member]
Convertible Notes Payable [Line Items]
Convertible notes payable	872,245	536,861
Former Chief Scientific Officer [Member]
Convertible Notes Payable [Line Items]
Convertible notes payable	$ 85,417	$ 77,321